Research Collaboration Agreements (Narrative) (Details) - USD ($)	1 Months Ended
	Sep. 24, 2011	Aug. 31, 2007	May. 31, 2006	Aug. 26, 2015	Jul. 30, 2015	Dec. 31, 2011
Collaboration Agreements [Line Items]
Warrant issued to purchase stock				1,198,859
Exercise price of warrants issued				$ 1.22	$ 1.62
Noble Agreement Warrants [Member]
Collaboration Agreements [Line Items]
Warrant issued to purchase stock			16,667
Exercise price of warrants issued			$ 240.00
Noble Research Program Agreement [Member]
Collaboration Agreements [Line Items]
Funding of research expenses			$ 3,800,000
Collaboration agreement date			Jul. 31, 2012
Noble Research Program Agreement [Member] | Collaboration Agreement July Thirty One Twenty Thirteen [Member]
Collaboration Agreements [Line Items]
Funding of research expenses			$ 82,700
Collaboration agreement date			Jul. 31, 2013
Noble Research Program Agreement [Member] | Collaboration Agreement July Thirty One Twenty Fourteen [Member]
Collaboration Agreements [Line Items]
Funding of research expenses			$ 85,300
Collaboration agreement date			Jul. 31, 2014
Sponsored Research and Intellectual Property Rights Agreement [Member]
Collaboration Agreements [Line Items]
Funding of research expenses		$ 5,100,000
Agreement expiry date	Sep. 23, 2026
Sponsored Research and Intellectual Property Rights Agreement [Member] | Texas A and M University System Agreement Warrants [Member]
Collaboration Agreements [Line Items]
Warrant issued to purchase stock		8,333
Exercise price of warrants issued		$ 240.00
Ip Rights Agreement [Member]
Collaboration Agreements [Line Items]
Agreement expiry date	Sep. 23, 2026
Ip Rights Agreement [Member] | Texas A and M University System Agreement Warrants [Member]
Collaboration Agreements [Line Items]
Warrant issued to purchase stock						8,333
Exercise price of warrants issued						$ 114.40